Subsidiary undertakings, joint ventures and associates - Joint ventures (Details)		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019
BritNed Development Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint Radio Company Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Nemo Link Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
NGET/SPT Upgrades Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
St William Homes LLP
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Clean Energy Generation, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Goldendale Energy Storage LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Island Park Energy Center, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Islander East Pipeline Company, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
LI Energy Storage System, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
LI Solar Generation, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Swan Lake North Holdings LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
IFA2 SAS
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%